Note 7 - Other Real Estate Owned	12 Months Ended
Dec. 31, 2015
Disclosure Text Block [Abstract]
Real Estate Owned [Text Block]

(7) Other Real Estate Owned

The aggregate carrying amount of Other Real Estate Owned (OREO) at December 31, 2015, 2014 and 2013 was $8,839,103, $10,401,832 and $15,502,462, respectively. All of the Company’s other real estate owned represents properties acquired through foreclosure or deed in lieu of foreclosure. The following table details the change in OREO during 2015, 2014 and 2013 as of December 31:

	2015	2014	2013

Balance, Beginning of Year	$10,401,832	$15,502,462	$15,940,693

Additions	7,536,165	3,852,848	10,251,006
Sales of OREO	(8,054,675)	(7,102,136)	(7,804,080)
Loss on Sale	(591,071)	(844,515)	(1,563,739)
Provision for Losses	(453,148)	(1,006,827)	(1,321,418)

Balance, End of Year	$8,839,103	$10,401,832	$15,502,462

At December 31, 2015, the Company held $1,033,000 of residential real estate property as foreclosed property. Also at December 31, 2015, $159,372 of consumer mortgage loans collateralized by residential real estate property was in the process of foreclosure according to local requirements of the applicable jurisdictions.